Commitments, Contingencies And Guarantees (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments, Contingencies and guarantees
Product transportation and storage	CAD 14,568
Energy services	1,200
Exploration work commitments	497
Other	1,369
Operating leases	2,207
Total	19,841
Operating lease expense	400	CAD 699
Pipeline commitments	CAD 8,200
Pipeline commitment contract term	20 years
2018
Commitments, Contingencies and guarantees
Product transportation and storage	CAD 1,108
Energy services	199
Other	356
Operating leases	439
Total	2,102
2019
Commitments, Contingencies and guarantees
Product transportation and storage	976
Energy services	160
Exploration work commitments	115
Other	191
Operating leases	330
Total	1,772
2020
Commitments, Contingencies and guarantees
Product transportation and storage	983
Energy services	204
Exploration work commitments	138
Other	190
Operating leases	291
Total	1,806
2021
Commitments, Contingencies and guarantees
Product transportation and storage	993
Energy services	141
Exploration work commitments	157
Other	143
Operating leases	252
Total	1,686
2022
Commitments, Contingencies and guarantees
Product transportation and storage	905
Energy services	143
Exploration work commitments	87
Other	83
Operating leases	208
Total	1,426
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	9,603
Energy services	353
Other	406
Operating leases	687
Total	CAD 11,049